Business Acquisition and Goodwill (Details) - Schedule of unaudited pro forma information - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of unaudited pro forma information [Abstract]
Pro forma revenues	$ 64,656	$ 61,876
Pro forma net income	2,611	725
Pro forma net income attributable to the Company	$ 3,178	$ 603